Financial Instruments and Risk Management (Details) - Schedule of fair value of financial instrument - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments and Risk Management (Details) - Schedule of fair value of financial instrument [Line Items]
Derivative liabilities – warrants	$ (618)	$ (1,261)
Convertible securities	(737)	(7,242)
Total	(1,355)	(8,503)
Level 3 [Member]
Financial Instruments and Risk Management (Details) - Schedule of fair value of financial instrument [Line Items]
Derivative liabilities – warrants	(618)	(1,261)
Convertible securities	(737)	(7,242)
Total	$ (1,355)	(8,503)
Level 1 [Member]
Financial Instruments and Risk Management (Details) - Schedule of fair value of financial instrument [Line Items]
Derivative liabilities – warrants
Convertible securities
Total
Level 2 [Member]
Financial Instruments and Risk Management (Details) - Schedule of fair value of financial instrument [Line Items]
Derivative liabilities – warrants
Convertible securities
Total